Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Trading Symbol	PDS
Entity Registrant Name	PRECISION DRILLING CORPORATION
Entity Central Index Key	0001013605
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	13,558,525
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Address, Address Line One	800, 525 - 8 Avenue, S.W
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2P 1G1
Entity Address, State or Province	AB
Entity Address, Country	CA
Local Phone Number	716-4500
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares
ICFR Auditor Attestation Flag	true
Document Annual Report	true
Entity File Number	001-14534
Entity Incorporation, State or Country Code	A0
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Calgary, Alberta, Canada
Document Registration Statement	false
City Area Code	403
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	10350 Richmond Avenue
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, Postal Zip Code	77042
Entity Address, State or Province	TX
Local Phone Number	435-6100
City Area Code	713
Contact Personnel Name	Precision Drilling (US) Corporation